UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and shareholder letter
Franklin Real Estate
Securities Fund
A Series of Franklin Real Estate Securities Trust
April 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. Growth
mostly accelerated in 2021 as the reopening of businesses,
widespread vaccinations and federal assistance programs
boosted consumer spending, excepting slower third-quarter
growth as the swiftly spreading Delta variant hindered global supply chains. The U.S. economy contracted in 2022’s first
quarter given a record trade deficit and a decline in inventory investment. Inflation increased during the 12-month period,
influenced by pandemic-related supply and demand
imbalances, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During most of the period, the U.S. Federal Reserve (Fed)
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, the Fed
decreased its monthly asset purchases starting in November
2021, increased its tapering in subsequent months and
ended purchases in March 2022. To support its goals of
maximizing employment and returning long-term annual
inflation to 2%, the Fed raised the federal funds target rate to a range of 0.25%–0.50% at its March meeting. Shortly after
the reporting period, at its May meeting, the Fed raised its key target rate again to a range of 0.75%–1.00% and stated
its anticipation of ongoing increases.
Although stocks benefited early in the period from the
economic recovery, during the period’s last four months,
investor concerns about inflation, geopolitics and interest
rates reversed most gains, and most bond valuations also
declined. In this environment, U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index, posted a +0.21% total
return for the 12-month period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Real Estate Securities Fund’s annual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Real Estate Securities Trust
This letter reflects our analysis and opinions as of April 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Real Estate Securities Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 17
Notes to Financial Statements 20
Report of Independent Registered
Public Accounting Firm 28
Tax Information 29
Special Meeting of Shareholders 30
Board Members and Officers 31
Shareholder Information 36
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Real Estate Securities Fund
This annual report for Franklin Real Estate Securities Fund
covers the fiscal year ended April 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in equity securities of companies operating in the
real estate industry predominantly in the U.S., including real estate investment trusts (REITs) and companies that derive
at least half of their assets or revenues from the ownership, construction, management, operation, development or sale
of commercial or residential real estate.
1
Performance Overview
The Fund’s Class A shares posted a +11.99% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a +7.90% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), posted a +0.21% total return for the 12
months ended April 30, 2022.
2
Stocks benefited from the
continued economic recovery, implementation of COVID-19
vaccination programs and resumption of both business
and leisure travel. Higher wages and strong household
balance sheets contributed to increased consumer spending,
particularly on goods. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment.
However, concerns surrounding inflation, geopolitical stability and interest rates erased most gains in the final third of the
12-month period. Elevated demand combined with supply
chain disruptions led to the highest inflation since 1981.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices. Rising interest rates also
pressured stocks, as borrowing costs began to increase from
historically low levels.
Gross domestic product growth was robust in 2021
before contracting in the first quarter of 2022 amid
lower investments in inventories and a growing trade
deficit. Nonetheless, both exports and imports increased
significantly and industrial production grew robustly.
However, rising prices precipitated a notable decline in
consumer confidence, despite high spending levels.
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. Consequently, the personal consumption
expenditures index, a measure of inflation, surged during
Portfolio Composition
4/30/22
% of Total
Net Assets
Specialized REITs 33.4%
Residential REITs 17.3%
Industrial REITs 15.3%
Retail REITs 11.5%
Health Care REITs 7.6%
Office REITs 6.5%
Hotel & Resort REITs 3.5%
Diversified REITs 1.6%
Real Estate Services 1.5%
Real Estate Development 1.0%
Other 0.4%
Short-Term Investments & Other Net Assets 0.4%
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
the period, representing the highest 12-month increase in
decades. The unemployment rate declined from 6.0% in April
2021 to 3.6% in April 2022 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50% in March 2022, the first such increase since
2018. The Fed noted in its March meeting that strength in
the U.S. job market and continued inflationary pressure,
exacerbated by the war in Ukraine, meant it anticipated
making further increases to the federal funds target rate.
Furthermore, the Fed said it expected to begin reducing its
bond holdings at a future meeting.
Investment Strategy
We are research-driven, fundamental investors. Our
investment strategy is centered on the belief that
unsynchronized economic activity within real estate sectors
provides consistent, attractive return opportunities in real estate markets. When selecting investments for the Fund’s
portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process.
In our portfolio construction process, we analyze individual stock and real estate market fundamentals and provide
regional, property type and company-size perspectives in
identifying local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
For the 12 months under review, Franklin Real Estate
Securities Fund outperformed its benchmark due primarily
to stock selection and an underweighting in the real estate
services sector and stock selection and an overweighting
in the industrial property sector. Lack of exposure to the
specialty sector, which delivered positive results for the
benchmark, was the most significant detractor from relative
performance.
Relative performance in the real estate services sector
benefited from our avoidance of several benchmark stocks
that declined over the period.
The Fund’s top-two relative contributors, Rexford Industrial
Realty and Prologis, were in the industrial property sector.
Both companies lease warehouse space and have been
benefiting from an increase in warehouse demand from
e-commerce expansion and supply-chain shifts. In contrast,
Americold Realty Trust, a major temperature-controlled
warehousing and transportation company, detracted from
relative returns in the sector.
Elsewhere, Camden Property Trust was a leading relative
contributor in the residential sector. Camden owns,
operates and develops apartment properties, mostly in the
larger Sun Belt markets of the U.S. We continue to like
the company for what we view as its quality assets and
footprint, proven operating platform, strong balance sheet
and seasoned management team. In the storage property
sector, the pandemic sparked strong demand for storage
space, generating unprecedented pricing power for storage
companies. Beneficiaries included our holding in Public
Storage, which outperformed over the period.
In contrast, Healthpeak Properties in the health care
property sector was a meaningful relative detractor over
the period. Healthpeak is a diversified REIT focused on life sciences and medical office property management and niche
senior housing offerings. The stock’s premium valuation
eroded as financial results failed to significantly outperform expectations.
In the triple net sector, Spirit Realty Capital is an owner and acquirer of free-standing single-tenant properties, mostly in non-discretionary retail and services, under long-term triple net lease structures. The company continues to enjoy a
robust acquisition pipeline that provides for healthy growth, but the stock underperformed during the period, likely due to the long-duration nature of Spirit’s assets in a time of rising bond rates.
Top 10 Holdings
4/30/22
Company
Sub-Industry
% of Total
Net Assets
a a
Prologis, Inc. 10.0%
Industrial REITs
American Tower Corp. 6.1%
Specialized REITs
Equinix , Inc. 5.9%
Specialized REITs
Public Storage 5.6%
Specialized REITs
SBA Communications Corp. 5.0%
Specialized REITs
Crown Castle International Corp. 4.2%
Specialized REITs
AvalonBay Communities, Inc. 4.2%
Residential REITs
Welltower , Inc. 3.9%
Health Care REITs
Realty Income Corp. 3.5%
Retail REITs
American Homes 4 Rent 3.3%
Residential REITs

Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
In the data centers sector, Equinix owns, develops and
manages more than 200 data centers in 52 markets
worldwide, providing interconnection, colocation and
managed IT services to enterprises, internet service
companies and cloud providers. Equinix lagged over the
period due to concerns about slowing growth in data centers
amid rising churn.
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
Blair Schmicker, CFA
Daniel Scher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2022
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +11.99% +5.85%
5-Year +54.51% +7.87%
10-Year +127.37% +7.95%
Advisor
1-Year +12.25% +12.25%
5-Year +56.43% +9.36%
10-Year +133.15% +8.83%
See page 8 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/12–4/30/22)
Advisor Class
(5/1/12–4/30/22)

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s concentration in real estate securities involves special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI U.S. IMI Real Estate 25/50 Index tracks the large, mid- and small-cap segments of the U.S. REIT universe. The inception date of the MSCI
U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of this chart.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/21–4/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1804 $0.1255 $0.9722 $1.2781
C $0.0894 $0.1255 $0.9722 $1.1871
R6 $0.2417 $0.1255 $0.9722 $1.3394
Advisor $0.2118 $0.1255 $0.9722 $1.3095
Total Annual Operating Expenses
5
Share Class
A 1.07%
Advisor 0.82%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Do es not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $994.30 $5.60 $1,019.18 $5.67 1.13%
C $1,000 $990.60 $9.35 $1,015.40 $9.46 1.89%
R6 $1,000 $996.70 $2.93 $1,021.86 $2.97 0.59%
Advisor $1,000 $995.20 $4.38 $1,020.41 $4.43 0.88%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.66 $17.11 $21.69 $19.64 $22.40
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.14 0.33 0.39 0.37
Net realized and unrealized gains (losses) ........... 2.44 4.91 (1.41) 2.69 (0.79)
Total from investment operations .................... 2.53 5.05 (1.08) 3.08 (0.42)
Less distributions from:
Net investment income .......................... (0.18) (0.21) (0.28) (0.37) (0.38)
Net realized gains ............................. (1.10) (1.29) (3.22) (0.66) (1.96)
Total distributions ............................... (1.28) (1.50) (3.50) (1.03) (2.34)
Net asset value, end of year ....................... $21.91 $20.66 $17.11 $21.69 $19.64
Total return
c
................................... 11.99% 30.97% (6.96)% 16.32% (2.66)%
Ratios to average net assets
Expenses
d
.................................... 1.11% 1.07%
e
1.00%
e
1.01%
e
1.11%
e
Net investment income ........................... 0.41% 0.77% 1.53% 1.89% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $361,133 $318,415 $281,341 $338,260 $327,085
Portfolio turnover rate ............................ 22.14% 19.61% 53.37% 21.85% 19.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.37 $16.12 $20.66 $18.77 $21.56
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.08) —
c
0.16 0.25 0.20
Net realized and unrealized gains (losses) ........... 2.29 4.61 (1.31) 2.54 (0.77)
Total from investment operations .................... 2.21 4.61 (1.15) 2.79 (0.57)
Less distributions from:
Net investment income .......................... (0.09) (0.07) (0.17) (0.24) (0.26)
Net realized gains ............................. (1.10) (1.29) (3.22) (0.66) (1.96)
Total distributions ............................... (1.19) (1.36) (3.39) (0.90) (2.22)
Net asset value, end of year ....................... $20.39 $19.37 $16.12 $20.66 $18.77
Total return
d
................................... 11.13% 29.96% (7.62)% 15.49% (3.43)%
Ratios to average net assets
Expenses
e
.................................... 1.87% 1.82%
f
1.75%
f
1.76%
f
1.86%
f
Net investment income (loss) ...................... (0.38)% 0.02% 0.78% 1.14% 0.97%
Supplemental data
Net assets, end of year (000’s) ..................... $17,704 $23,912 $28,634 $39,619 $61,867
Portfolio turnover rate ............................ 22.14% 19.61% 53.37% 21.85% 19.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.03 $17.39 $21.97 $19.87 $22.61
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.22 0.41 0.49 0.43
Net realized and unrealized gains (losses) ........... 2.49 4.99 (1.43) 2.72 (0.75)
Total from investment operations .................... 2.70 5.21 (1.02) 3.21 (0.32)
Less distributions from:
Net investment income .......................... (0.24) (0.28) (0.34) (0.45) (0.46)
Net realized gains ............................. (1.10) (1.29) (3.22) (0.66) (1.96)
Total distributions ............................... (1.34) (1.57) (3.56) (1.11) (2.42)
Net asset value, end of year ....................... $22.39 $21.03 $17.39 $21.97 $19.87
Total return .................................... 12.56% 31.51% (6.61)% 16.86% (2.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.73% 0.81% 0.80% 0.76%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.67%
c
0.60%
c
0.58%
c
0.60%
c
Net investment income ........................... 0.93% 1.16% 1.93% 2.32% 2.23%
Supplemental data
Net assets, end of year (000’s) ..................... $37,871 $32,831 $3,589 $3,699 $3,794
Portfolio turnover rate ............................ 22.14% 19.61% 53.37% 21.85% 19.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.97 $17.35 $21.93 $19.85 $22.59
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.19 0.38 0.45 0.44
Net realized and unrealized gains (losses) ........... 2.48 4.98 (1.42) 2.71 (0.81)
Total from investment operations .................... 2.63 5.17 (1.04) 3.16 (0.37)
Less distributions from:
Net investment income .......................... (0.21) (0.26) (0.32) (0.42) (0.41)
Net realized gains ............................. (1.10) (1.29) (3.22) (0.66) (1.96)
Total distributions ............................... (1.31) (1.55) (3.54) (1.08) (2.37)
Net asset value, end of year ....................... $22.29 $20.97 $17.35 $21.93 $19.85
Total return .................................... 12.25% 31.27% (6.71)% 16.62% (2.42)%
Ratios to average net assets
Expenses
c
..................................... 0.86% 0.82%
d
0.75%
d
0.76%
d
0.86%
d
Net investment income ........................... 0.65% 1.01% 1.78% 2.14% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $63,140 $67,206 $65,889 $75,240 $71,000
Portfolio turnover rate ............................ 22.14% 19.61% 53.37% 21.85% 19.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments, April 30, 2022
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.6%
Diversified REITs 1.6%
American Assets Trust, Inc. .............................. United States 79,721 $ 2,917,789
Broadstone Net Lease, Inc. .............................. United States 149,476 3,092,658
Empire State Realty Trust, Inc., A ......................... United States 198,464 1,714,729
7,725,176
Health Care REITs 7.6%
Healthcare Realty Trust, Inc. ............................. United States 123,307 3,339,154
Healthpeak Properties, Inc. .............................. United States 443,648 14,556,091
Welltower , Inc. ....................................... United States 204,003 18,525,512
36,420,757
Hotel & Resort REITs 3.5%
Host Hotels & Resorts, Inc. .............................. United States 466,992 9,503,287
a
Ryman Hospitality Properties, Inc. ......................... United States 79,418 7,423,995
16,927,282
Hotels, Resorts & Cruise Lines 0.3%
a
Airbnb, Inc., A ........................................ United States 7,891 1,208,980
a
Industrial REITs 15.3%
Americold Realty Trust ................................. United States 143,863 3,795,106
First Industrial Realty Trust, Inc. .......................... United States 113,481 6,581,898
Prologis, Inc. ......................................... United States 299,022 47,930,236
Rexford Industrial Realty, Inc. ............................ United States 191,823 14,969,867
73,277,107
Office REITs 6.5%
Alexandria Real Estate Equities, Inc. ....................... United States 86,427 15,743,543
City Office REIT, Inc. ................................... United States 76,767 1,139,222
Cousins Properties, Inc. ................................ United States 221,240 7,942,516
Kilroy Realty Corp. .................................... United States 91,582 6,410,740
31,236,021
Real Estate Development 1.0%
a
Howard Hughes Corp. (The) ............................. United States 46,866 4,700,191
a
Real Estate Operating Companies 0.1%
a,b
WeWork , Inc. ........................................ United States 82,418 577,750
a
Real Estate Services 1.5%
a
CBRE Group, Inc., A ................................... United States 85,229 7,077,416
a
Residential REITs 17.3%
American Homes 4 Rent, A .............................. United States 397,858 15,759,155
AvalonBay Communities, Inc. ............................ United States 87,862 19,986,848
Camden Property Trust ................................. United States 79,344 12,448,280
Equity LifeStyle Properties, Inc. ........................... United States 183,087 14,148,963
Independence Realty Trust, Inc. .......................... United States 199,686 5,443,440
UDR, Inc. ........................................... United States 289,050 15,380,351
83,167,037
Retail REITs 11.5%
NETSTREIT Corp. .................................... United States 176,560 3,817,227
Realty Income Corp. ................................... United States 242,290 16,805,234
Regency Centers Corp. ................................. United States 174,432 12,006,155
RPT Realty .......................................... United States 268,282 3,565,468
Simon Property Group, Inc. .............................. United States 59,221 6,988,078
SITE Centers Corp. .................................... United States 238,835 3,797,477

Franklin Real Estate Securities Trust
Schedule of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 27 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Spirit Realty Capital, Inc. ................................ United States 194,307 $ 8,442,639
55,422,278
Specialized REITs 33.4%
American Tower Corp. .................................. United States 121,779 29,351,175
Crown Castle International Corp. .......................... United States 108,087 20,018,793
Equinix , Inc. ......................................... United States 39,533 28,427,390
Life Storage, Inc. ...................................... United States 50,375 6,674,184
Public Storage ....................................... United States 71,851 26,692,646
SBA Communications Corp. ............................. United States 69,459 24,109,913
VICI Properties, Inc. ................................... United States 353,624 10,541,538
Weyerhaeuser Co. .................................... United States 350,994 14,467,973
160,283,612
Total Common Stocks (Cost $288,388,689) .....................................
478,023,607
Short Term Investments 0.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 2 4% .... United States 25 25
Total Money Market Funds (Cost $25) ..........................................
25
e
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 2 4% .... United States 325,000 325,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
f
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.28%,
5/02/22 (Maturity Value $82,268)
Collateralized by U.S. Treasury Bill, Discount Note, 5/17/22 -
8/11/22; and U.S. Treasury Note, 0.125%, 7/31/22 (valued at
$83,911) .......................................... 82,266 82,266
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$407,266) ...................................................................
407,266
Total Short Term Investments (Cost $407,291 ) ..................................
407,291
a
Total Investments (Cost $288,795,980) 99.7% ...................................
$478,430,898
Other Assets, less Liabilities 0.3% .............................................
1,416,048
Net Assets 100.0% ...........................................................
$479,846,946
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2022. See Note 1(c).
c
See Note 3(f) regarding investments in affiliated management investment companies.

Franklin Real Estate Securities Trust
Schedule of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

d
The rate shown is the annualized seven-day effective yield at period end.
e
See Note 1(c) regarding securities on loan.
f
See Note 1(b) regarding joint repurchase agreement.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $361,132,516
Shares outstanding ........................................................................ 16,481,593
Net asset value per share
a
.................................................................. $21.91
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $23.19
Class C:
Net assets, at value ....................................................................... $17,704,291
Shares outstanding ........................................................................ 868,314
Net asset value and maximum offering price per share
a
............................................. $20.39
Class R6:
Net assets, at value ....................................................................... $37,870,512
Shares outstanding ........................................................................ 1,691,728
Net asset value and maximum offering price per share ............................................. $22.39
Advisor Class:
Net assets, at value ....................................................................... $63,139,627
Shares outstanding ........................................................................ 2,833,099
Net asset value and maximum offering price per share ............................................. $22.29
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $288,388,689
Cost - Non-controlled affiliates (Note 3f) ........................................................ 325,025
Cost - Unaffiliated repurchase agreements ...................................................... 82,266
Value - Unaffiliated issuers (Includes securities loaned of $380,643) ................................... $478,023,607
Value - Non-controlled affiliates (Note 3f) ........................................................ 325,025
Value - Unaffiliated repurchase agreements ...................................................... 82,266
Receivables:
Investment securities sold ................................................................... 3,490,767
Capital shares sold ........................................................................ 403,807
Dividends ............................................................................... 179,082
European Union tax reclaims (Note 1 d ) ......................................................... 25,811
Total assets .......................................................................... 482,530,365
Liabilities:
Payables:
Capital shares redeemed ................................................................... 338,357
Management fees ......................................................................... 208,299
Distribution fees .......................................................................... 93,512
Transfer agent fees ........................................................................ 205,992
Trustees' fees and expenses ................................................................. 14,815
Funds advanced by custodian ................................................................. 1,265,741
Payable upon return of securities loaned (Note 1 c ) .................................................. 407,266
Accrued expenses and other liabilities ........................................................... 149,437
Total liabilities ......................................................................... 2,683,419
Net assets, at value ................................................................. $479,846,946
Net assets consist of:
Paid-in capital ............................................................................. $295,030,946
Total distributable earnings (losses) ............................................................. 184,816,000
Net assets, at value ................................................................. $479,846,946
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the year ended April 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Investment income:
Dividends: (net of foreign taxes of $11,559)
Unaffiliated issuers ........................................................................ $7,273,860
Non-controlled affiliates (Note 3f) ............................................................. 297
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,211
Non-controlled affiliates (Note 3f) ............................................................. 23
Total investment income ................................................................... 7,275,391
Expenses:
Management fees (Note 3 a ) ................................................................... 2,404,445
Distribution fees: (Note 3c )
    Class A ................................................................................ 890,977
    Class C ................................................................................ 203,122
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,044,608
    Class C ................................................................................ 60,154
    Class R6 ............................................................................... 24,221
    Advisor Class ............................................................................ 187,538
Custodian fees (Note 4 ) ...................................................................... 2,399
Reports to shareholders fees .................................................................. 91,211
Registration and filing fees .................................................................... 100,302
Professional fees ........................................................................... 73,952
Trustees' fees and expenses .................................................................. 19,084
Other .................................................................................... 24,773
Total expenses ......................................................................... 5,126,786
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (16,153)
Net expenses ......................................................................... 5,110,633
Net investment income ................................................................ 2,164,758
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 23,333,627
Foreign currency transactions ................................................................ (4,537)
Net realized gain (loss) .................................................................. 23,329,090
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 26,955,645
Translation of other assets and liabilities denominated in foreign currencies .............................. (5,289)
Net change in unrealized appreciation (depreciation) ............................................ 26,950,356
Net realized and unrealized gain (loss) ............................................................ 50,279,446
Net increase (decrease) in net assets resulting from operations .......................................... $52,444,204

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Real Estate Securities Fund
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,164,758 $3,025,340
Net realized gain (loss) ................................................. 23,329,090 15,567,334
Net change in unrealized appreciation (depreciation) ........................... 26,950,356 90,518,396
Net increase (decrease) in net assets resulting from operations ................ 52,444,204 109,111,070
Distributions to shareholders:
Class A ............................................................. (20,337,420) (22,730,266)
Class C ............................................................. (1,008,188) (1,827,864)
Class R6 ............................................................ (2,252,095) (1,173,748)
Advisor Class ........................................................ (3,642,159) (4,888,603)
Total distributions to shareholders .......................................... (27,239,862) (30,620,481)
Capital share transactions: (Note 2 )
Class A ............................................................. 24,750,920 (18,776,518)
Class C ............................................................. (7,699,349) (9,332,002)
Class R6 ............................................................ 2,863,851 23,999,112
Advisor Class ........................................................ (7,636,674) (11,469,984)
Total capital share transactions ............................................ 12,278,748 (15,579,392)
Net increase (decrease) in net assets ................................... 37,483,090 62,911,197
Net assets:
Beginning of year ....................................................... 442,363,856 379,452,659
End of year ........................................................... $479,846,946 $442,363,856

Franklin Real Estate Securities Trust
Notes to Financial Statements
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Real Estate Securities Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on April 29, 2022.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,789,991 $62,678,839 1,894,947 $34,950,383
Shares issued in reinvestment of distributions .......... 860,916 19,668,835 1,232,022 21,987,838
Shares redeemed ............................... (2,580,965) (57,596,754) (4,157,045) (75,714,739)
Net increase (decrease) .......................... 1,069,942 $24,750,920 (1,030,076) $(18,776,518)
Class C Shares:
Shares sold ................................... 220,838 $4,560,881 160,550 $2,776,472
Shares issued in reinvestment of distributions .......... 46,898 999,863 108,268 1,812,201
Shares redeemed
a
.............................. (634,154) (13,260,093) (810,908) (13,920,675)
Net increase (decrease) .......................... (366,418) $(7,699,349) (542,090) $(9,332,002)
Class R6 Shares:
Shares sold ................................... 507,676 $11,522,861 1,491,363 $26,583,394
Shares issued in reinvestment of distributions .......... 37,859 881,860 29,591 536,694
Shares redeemed ............................... (414,730) (9,540,870) (166,379) (3,120,976)
Net increase (decrease) .......................... 130,805 $2,863,851 1,354,575 $23,999,112
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2022, the gross effective investment management fee rate was 0.502% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Year Ended
April 30, 2022
Year Ended
April 30, 2021
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 424,035 $9,575,910 1,161,935 $21,382,950
Shares issued in reinvestment of distributions .......... 98,657 2,290,254 167,142 3,026,574
Shares redeemed ............................... (894,097) (19,502,838) (1,922,269) (35,879,508)
Net increase (decrease) .......................... (371,405) $(7,636,674) (593,192) $(11,469,984)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2022, the Fund paid transfer agent fees of $1,316,521, of which $386,683 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $39,782
CDSC retained .............................................................................. $2,547
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2022, there were no credits earned.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2022 and 2021, was as follows:
At April 30, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $ 2,173,280 $ 42,587,579 $ (44,760,834) $ — $ — $ 25 25 $ 297
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.0 2 4% $— $4,484,000 $(4,159,000) $— $— $325,000 325,000 $23
Total Affiliated Securities ... $2,173,280 $47,071,579 $(48,919,834) $— $— $325,025 $320
2022 2021
Distributions paid from:
Ordinary income .......................................................... $6,599,260 $4,189,809
Long term capital gain ...................................................... 20,640,602 26,430,672
$27,239,862 $30,620,481
Cost of investments .......................................................................... $300,947,333
Unrealized appreciation ........................................................................ $191,003,410
Unrealized depreciation ........................................................................ (13,519,845)
Net unrealized appreciation (depreciation) .......................................................... $177,483,565
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2022, aggregated
$104,750,588, and $112,007,500, respectively.
At April 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $407,266 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Distributable earnings:
Undistributed ordinary income ................................................................... $782,708
Undistributed long term capital gains .............................................................. $6,520,474
Total distributable earnings ..................................................................... $7,303,182
5. Income Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Real Estate Securities Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 478,023,607 $ — $ — $ 478,023,607
Short Term Investments ................... 325,025 82,266 — 407,291
Total Investments in Securities ........... $478,348,632 $82,266 $— $478,430,898
a
For detailed categories, see the accompanying schedule of investments.
Selected Portfolio
REIT
Real Estate Investment Trust
10. Credit Facility
(continued)

Franklin Real Estate Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Real Estate Securities Trust and Shareholders of Franklin Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Real Estate Securities Fund (the "Fund") as of April 30, 2022, the related statement of operations for the year ended April 30,
2022, the statement of changes in net assets for each of the two years in the period ended April 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2022 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2022 and the financial highlights for each of the five years in the period ended April 30,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Real Estate Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $20,640,602
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $3,951,689
Qualified Business Income Dividends Earned §199A $7,499,163

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Special Meeting of Shareholders
November 12, 2020 and reconvened on December 10, 2020 (unaudited)
A Special Meeting of Shareholders of Franklin Real Estate Securities Fund, a series of Franklin Real Estate Securities Trust, was held virtually on November 12, 2020 and reconvened on December 10, 2020. The purpose of the meeting was to approve
(1) a new Investment Management Agreement with Franklin Advisers, Inc.; (2) change in the Fund’s classification from a diversified to a non-diversified fund; (3) the use of a “manager of managers” structure; and (4) an amended fundamental investment restriction regarding investments in commodities.
At the meeting all proposals were passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the meeting are as follows:
1. To approve a new Investment Management Agreement with Franklin Advisers, Inc.:
2. To approve a change in the Fund’s classification from a diversified to a non-diversified fund:
3. To approve the use of a “manager of managers” structure:
4. To approve an amended fundamental investment restriction regarding investments in commodities:
For % Voted FOR % FOR of Outstanding Shares
9,382,224 87.64% 44.25%
Against % Voted Against % Against of Outstanding Shares
306,497 2.86% 1.45%
Abstain % Voted Abstain % Abstain of Outstanding Shares
1,016,364 9.49% 4.79%
For % Voted FOR % FOR of Outstanding Shares
8,883,566 82.98% 41.90%
Against % Voted Against % Against of Outstanding Shares
780,414 7.29% 3.68%
Abstain % Voted Abstain % Abstain of Outstanding Shares
1,041,106 9.73% 4.91%
For % Voted FOR % FOR of Outstanding Shares
8,940,349 83.51% 42.17%
Against % Voted Against % Against of Outstanding Shares
782,499 7.31% 3.69%
Abstain % Voted Abstain % Abstain of Outstanding Shares
982,235 9.18% 4.63%
For % Voted FOR % FOR of Outstanding Shares
9,038,343 84.43% 42.63%
Against % Voted Against % Against of Outstanding Shares
615,137 5.75% 2.90%
Abstain % Voted Abstain % Abstain of Outstanding Shares
1,058,207 9.89% 4.99%

Franklin Real Estate Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-
Secretary
Vice President
since 2009 and Co-
Secretary since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-
Secretary
Vice President
since 2011 and Co-
Secretary since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At an in-person meeting held on April 12, 2022 (Meeting), the
Board of Trustees (Board) of Franklin Real Estate Securities
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the existing investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

Franklin Real Estate Securities Trust
Shareholder Information

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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional real estate funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance
Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and
for Class A shares and Class E shares for each other fund in its Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
10 other real estate funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of and in the first quintile
(least expensive) of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

192 A 06/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $27,004 for the fiscal year ended April 30, 2022 and $36,674 for the fiscal year ended April 30, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2022 and $170,219 for the fiscal year ended April 30, 2021.  The services for which these fees were paid included tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $228 for the fiscal year ended April 30, 2022 and $0 for the fiscal year ended April 30, 2021. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended April 30, 2022 and $38,350 for the fiscal year ended April 30, 2021. The services for which these fees were paid included compliance examination for Investment Advisor Act rule 204-2 and 206-4(2), benchmarking services in connection with the ICI TA survey, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees in connection with determining the feasibility of a U.S. direct lending structure, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, assets under management certification, fees in connection with license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $243,971 for the fiscal year ended April 30, 2022 and $208,569 for the fiscal year ended April 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 29, 2022